EMPLOYEE BENEFIT PLANS - Amounts recognized in the consolidated balance sheets (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Salary and welfare payables	¥ 12		¥ 10
Retirement benefit obligation	124	$ 18	110
Liability in the balance sheet	¥ 136		¥ 120